Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Debt
The following is a summary of the Company’s debt as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible Notes	$—	$150,000
Revolving Credit Facility	—	27,690
Total debt facilities	—	177,690
Unamortized debt discount and issuance costs (1)	(559)	(30,725)
Total debt, net	$(559)	$146,965
_________________
(1)As of September 30, 2021, the Company included unamortized debt issuance costs within Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Position since there were no outstanding borrowings under the Revolving Credit Facility.
The following is a summary of the Company’s debt as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Convertible Notes, due 2026	$150,000	$150,000
Revolving Credit Facility, due April 1, 2022, modified Senior Term Loan	27,690	37,690
Total debt facilities	177,690	187,690
Unamortized debt discounts and issuance costs	(30,725)	(34,689)
Total debt, net	$146,965	$153,001

Schedule of Applicable Interest Rate
Prior to the First Amendment, the Senior Term Loan bore interest at a rate per annum equal to either the variable Eurodollar Rate (or London Interbank Offered Rate, LIBOR) or a variable Base Rate (defined as the higher of the (i) Federal Funds Rate plus ½ of 1.0%; (ii) Cadence Bank prime rate; or (iii) Eurodollar Rate plus 1.0%) plus a rate which varies by the Company’s leverage ratio, as noted in the table below.

Applicable Rate
Combined Leverage Ratio	Eurodollar Rate	Base Rate
< 0.50 : 1.00	2.75%	1.75%
≥ 0.50 : 1.00, but < 1.50 : 1.00	3.00%	2.00%
≥ 1.50 : 1.00	3.25%	2.25%
Subsequent to the First Amendment, interest payments are due in one, two, three or six-month intervals as selected by the Company. The Revolving Credit Facility bears interest at a rate per annum equal to either the variable Eurodollar Rate (or London Interbank Offered Rate, LIBOR) or a variable Base Rate (defined as the higher of the (i) Federal Funds Rate plus ½ of 1.0%; (ii) Cadence Bank prime rate; or (iii) Eurodollar Rate plus 1.0%) plus a rate which varies by the Company’s leverage ratio, as noted in the table below.

Applicable Rate
Combined Leverage Ratio	Eurodollar Rate	Base Rate
< 0.50 : 1.00	2.50%	1.50%
≥ 0.50 : 1.00, but < 1.50 : 1.00	2.75%	1.75%
≥ 1.50 : 1.00	3.00%	2.00%

Schedule of Aggregate Maturities of Debt
Aggregate maturities of the principal amounts of all indebtedness, excluding unamortized issuance and discount costs, as of December 31, 2020 are as follows:

Years Ending:
2021	$—
2022	57,690
2023	30,000
2024	30,000
2025	30,000
Thereafter	30,000
$177,690